Income Taxes (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2016
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards generated	$ 1,115.0
Net operating loss expected annual utilization	95.9
Current annual net operating loss usage	485.9
Release of accrual for uncertain tax position	2.6
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards generated	11.6
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards generated	$ 38.7
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards, expiration year	2020
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards, expiration year	2032
Scenario, Forecast [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards generated		$ 185.9